Capital - Asset management operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Asset management operations
Regulatory and other surplus
Beginning of year	£ 876	£ 814
Gains during the year	525	586
Movement in capital requirement	(5)	(73)
Capital injection	101	6
Distributions made to the parent company	(398)	(433)
Exchange and other movements	(101)	(24)
End of year	998	876
M&G Prudential asset management
Regulatory and other surplus
Beginning of year	419
Gains during the year	364
Movement in capital requirement	(10)
Capital injection	88
Distributions made to the parent company	(197)
End of year	664	419
Asset management (US)
Regulatory and other surplus
Beginning of year	235
Gains during the year	23
Distributions made to the parent company	(97)
Exchange and other movements	(121)
End of year	40	235
Asia asset management
Regulatory and other surplus
Beginning of year	222
Gains during the year	138
Movement in capital requirement	5
Capital injection	13
Distributions made to the parent company	(104)
Exchange and other movements	20
End of year	£ 294	£ 222